Finance debt	12 Months Ended
Dec. 31, 2022
Finance debt [abstract]
Disclosure of finance debt [text block]
21 Finance debt
Non-current finance debt
Finance debt measured at amortised cost
Weighted average interest
rates in % 1)
Carrying amount in USD
millions at 31 December
Fair value in USD

millions at 31 December 2)
2022 2021 2022 2021 2022 2021
Unsecured bonds
United States Dollar (USD)
3.82 3.88 17,190 17,451 16,167 19,655
Euro (EUR)
1.42 1.42 7,465 7,925 6,782 8,529
Great Britain Pound (GBP)
6.08 6.08 1,652 1,852 1,836 2,674
Norwegian Kroner (NOK)
4.18 4.18 304 340 311 380
Total unsecured bonds
26,612 27,568 25,097 31,237
Unsecured loans
Japanese Yen (JPY)
4.30 4.30 76 87 90 106
Total unsecured loans
76 87 90 106
Total
26,688 27,655 25,187 31,343
Non-current finance debt due within one year
2,547 250 2,597 268
Non-current finance debt
24,141 27,404 22,590 31,075
Weighted average interest rates are calculated based on the contractual rates on the loans per currency at 31 December and do
not include the effect of swap agreements.
2)

Fair values are determined from external calculation models based on market observations from various sources, classified at
level 2 in the fair value hierarchy. For more information regarding fair value hierarchy, see note 28 Financial instruments and fair value measurement.
Unsecured bonds amounting to USD 17,190

million are denominated in USD and unsecured bonds denominated in other currencies amounting to USD 8,624

million are swapped into USD. One bond denominated in EUR amounting to USD
797

million is not
swapped. The table does not include the effects of agreements entered into to swap the various currencies into

USD. For further
information see note 28 Financial instruments and fair value measurement.
Substantially all unsecured bonds and unsecured bank loan agreements contain provisions restricting future pledging of assets to
secure borrowings without granting a similar secured status to the existing bondholders and lenders.
No new bonds were issued in 2022.
Out of Equinor's total outstanding unsecured bond portfolio, 38 bond agreements contain provisions allowing Equinor to call the debt prior to its final redemption at par or at certain specified premiums if there are changes to the Norwegian tax laws. The carrying
amount of these agreements is USD 26,302

million at the 31 December 2022 closing currency exchange rate.
For more information about the revolving credit facility, maturity profile for undiscounted cash flows and interest rate risk management, see note 4 Financial risk and capital management.
Non-current finance debt maturity profile
At 31 December
(in USD million) 2022 2021
Year 2 and 3 4,794 5,015
Year 4 and 5 4,510 4,731
After 5 years 14,837 17,659
Total repayment of non-current finance debt 24,141 27,404
Weighted average maturity (years - including current portion) 9 10
Weighted average annual interest rate (% - including current portion) 3.29 3.33
Current finance debt
At 31 December
(in USD million) 2022 2021
Collateral liabilities 1,571 2,271
Non-current finance debt due within one year 2,547 250
Other including US Commercial paper programme

and bank overdraft
241 2,752
Total current finance debt 4,359 5,273
Weighted average interest rate (%) 2.22 0.51
Collateral liabilities and other current liabilities mainly relate to cash received as security for a portion of Equinor's credit exposure and
outstanding amounts on US Commercial paper (CP) programme. Issuance on the CP programme amounted to USD
227

million as of

31 December 2022 and USD 2,600

million as of 31 December 2021.
Reconciliation of cash flows from financing activities

to finance line items in balance sheet

(in USD million)
Non-current
finance debt
Current
finance
debt
Financial
receivable
Collaterals 1)
Additional
paid in
capital

/Treasury
shares
Non-
controlling
interest
Dividend
payable
Lease
liabilities 2) Total
At 1 January 2022 27,404 5,273 (1,577) (2,027) 14 582 3,562
New finance debt -
Repayment of finance debt (250) (250)
Repayment of lease liabilities (1,366) (1,366)
Dividend paid (5,380) (5,380)
Share buy-back (3,315) (3,315)
Net current finance debt and other
finance activities (2,982) (2,038) (73) (8) (5,102)
Net cash flow from financing activities (250) (2,982) (2,038) (3,388) (8) (5,380) (1,366) (15,414)
Transfer to current portion (2,297) 2,297
Effect of exchange rate changes (710) (78) 145 (3) (149)
Dividend declared 7,549
New leases 1,644
Other changes (7) (151) 30 (2) 57 (24)
Net other changes (3,014) 2,068 145 30 (5) 7,606 1,471
At 31 December 2022 24,141 4,359 (3,468) (5,385) 1 2,808 3,667
(in USD million)
Non-current
finance debt
Current
finance
debt
Financial
receivable
Collaterals
1)
Additional
paid in
capital

/Treasury
shares
Non-
controlling
interest
Dividend
payable
Lease
liabilities
2)
Total
At 1 January 2021 29,118 4,591 (967) (1,588) 19 357 4,406
New finance debt -
Repayment of finance debt (2,675) (2,675)
Repayment of lease liabilities (1,238) (1,238)
Dividend paid (1,797) (1,797)
Share buy-back (321) (321)
Net current finance debt and other
finance activities (335) 2,273 (651) (75) (18) 1,195
Net cash flow from financing activities (3,010) 2,273 (651) (396) (18) (1,797) (1,238) (4,836)
Transfer to current portion 1,724 (1,724)
Effect of exchange rate changes (422) (8) 41 (1) (61)
Dividend declared 2,041
New leases 476
Other changes (6) 141 - (43) 14 (19) (21)
Net other changes 1,296 (1,591) 41 (43) 13 2,022 394
At 31 December 2021 27,404 5,273 (1,577) (2,027) 14 582 3,562
Financial receivable collaterals are included in Trade and other receivables in the Consolidated balance sheet. See note 18
Trade and other receivables for more information.
2)

See note 25 Leases for more information.